Notes Payable, Convertible Notes Payable and Obligation to Issue Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Notes Payable, Convertible Notes Payable and Obligation to Issue Shares

10. Notes Payable, Convertible Notes Payable and Obligation to Issue Shares

On March 1, 2019, the Company entered into an unsecured loan agreement for $50,000 with an interest rate of 3.5% per annum. The loan was originally due on or before April 15, 2022. On March 28, 2022, the term of the loan agreement was extended to April 15, 2024. At June 30, 2024, the Company is in default, and there was $9,335 (June 30, 2023 - $7,580) in accrued interest under the loan. The Company is negotiating new terms.

On July 23, 2021, the Company borrowed $100,000 pursuant to a two-year unsecured convertible promissory note, bearing interest at 10% per annum. The loan could be renewed at the option of the lender and was secured by a security agreement with collateral consisting of the Company’s present and future assets. The outstanding principal and unpaid accrued interest would automatically convert into shares of the Company’s common stock on or before the maturity date upon the closing of a “Qualified Transaction” in an amount equal to 25% of the fully diluted capitalization of the Company on a post-money basis. In the event that a Qualified Transaction was not consummated on or prior to the maturity date, the lender had the right to convert the principal and unpaid accrued interest of the note into shares of the Company’s common stock in an amount equal to 25% of the fully diluted capitalization of the Company. A Qualified Transaction is defined as the reverse acquisition of the Company with a target company. On June 22, 2022, the Company received an additional loan advance of $25,000. On February 14, 2023, the lender exercised the convertible feature of the debt, and the outstanding principal and accrued interest under the loan was converted into 71,797,703 shares of common stock valued at a total amount of $3,589,885.

During the year ended December 31, 2023, Lithium Harvest entered into two notes payable with a company controlled by the CEO of the Company, with one note in the principal amount of $17,173 (DKK 118,000) and the other in the principal amount of $2,183 (DKK 15,000), and each with a 3% interest rate per annum that was due on or before May 1, 2023. These loans have been repaid. (See Note 12)

On March 29, 2023, the Company entered into a $10,000 note payable with a 15% interest rate per annum with a related party. The loan repayment due date has been extended to December 31, 2024. At June 30, 2024, the accrued interest was $1,890 (June 30, 2023 - $386).

On April 28, 2023, a company controlled by a director and the Chief Technology Officer of the Company loaned the Company $14,506 (DKK 99,000). The loan had a 3% interest rate that was due on or before June 30, 2023. The accrued interest at June 30, 2023 was $76. Subsequent to June 30, 2023, the loan was repaid.

On June 27, 2024, a company controlled by a director and the Chief Executive Officer of the Company loaned the Company $21,901 (DKK 152,160). The loan bears no interest and is due on or before September 30, 2024. If the loan is not paid by September 30, 2024, then the loan shall bear a rate of 5% interest.

10. Notes Payable, Convertible Notes Payable and Obligation to Issue Shares

On March 1, 2019, the Company entered into an unsecured loan agreement for $50,000 with an interest rate of 3.5% per annum. The loan was originally due on or before April 15, 2022. On March 28, 2022, the term of the loan agreement was extended to April 15, 2024. At December 31, 2023, there was $8,462 in accrued interest under the loan.

On July 12, 2019, the Company entered into an unsecured convertible loan agreement with a relative of the Company’s CEO in the amount of $20,000 with an interest rate of 3.0% per annum. The loan was due on or before July 12, 2022. The lender had the option to convert the whole loan and the accrued interest into shares of common stock of the Company at the price of $1.45 per share. On May 10, 2021, the Company agreed to a debt settlement arrangement whereby it would issue 640,000 shares of common stock in settlement of the principal amount outstanding under the loan of $20,000 as well as accrued interest and fees valued at $1,098. The transaction value was calculated to be $0.033 per share. The shares were issued during the year ended December 31, 2022.

On July 23, 2021, the Company borrowed $100,000 pursuant to a two-year unsecured convertible promissory note, bearing interest at 10% per annum. The loan could be renewed at the option of the lender and was secured by a security agreement with collateral consisting of the Company’s present and future assets. The outstanding principal and unpaid accrued interest would automatically convert into shares of the Company’s common stock on or before the maturity date upon the closing of a “Qualified Transaction” in an amount equal to 25% of the fully diluted capitalization of the Company on a post-money basis. In the event that a Qualified Transaction was not consummated on or prior to the maturity date, the lender had the right to convert the principal and unpaid accrued interest of the note into shares of the Company’s common stock in an amount equal to 25% of the fully diluted capitalization of the Company. A Qualified Transaction is defined as the reverse acquisition of the Company with a target company. On June 22, 2022, the Company received an additional loan advance of $25,000. On February 14, 2023, the lender exercised the convertible feature of the debt, and the outstanding principal and accrued interest under the loan was converted into 71,797,703 shares of common stock valued at a total amount of $3,589,885.

During the year ended December 31, 2023, Lithium Harvest entered into two notes payable with a company controlled by the CEO of the Company, with one note in the principal amount of $17,173 (DKK 118,000) and the other in the principal amount of $2,183 (DKK 15,000), and each with a 3% interest rate per annum that was due on or before May 1, 2023. These loans have been repaid. (See Note 12)

On March 29, 2023, the Company entered into a $10,000 note payable with a 15% interest rate per annum with a related party. The loan repayment due date has been extended to December 31, 2024. At December 31, 2023, the accrued interest was $1,142.

On April 28, 2023, a company controlled by a director and the Chief Technology Officer of the Company loaned the Company $14,506 (DKK 99,000). The loan had a 3% interest rate that was due on or before June 30, 2023. During the year ended December 31, 2023, the loan was repaid.